TIME DEPOSITS AND OTHER TIME LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Time Deposits And Other Time Liabilities
Scheduel of time deposits and other time liabilities

As of December 31, 2017 and 2016, the composition of the line item time deposits and other liabilities is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Deposits and other demand liabilities
Checking accounts	6,272,656	6,144,688
Other deposits and demand accounts	590,221	564,966
Other demand liabilities	905,289	829,661

Total	7,768,166	7,539,315

Time deposits and other time liabilities
Time deposits	11,792,466	13,031,319
Time savings account	116,179	116,451
Other time liabilities	5,300	3,939

Total	11,913,945	13,151,709